Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Common stock redemption shares		5,053,083	6,180,953
Common stock redemption, price per share		$ 10.00	$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	29,000,000	29,000,000	29,000,000
Common stock, shares issued	3,642,084	3,642,084	3,569,047
Common stock, shares outstanding	3,642,084	3,642,084	3,569,047